Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments - Actual Financial Results (Detail) (King [Member], USD $) In Billions, unless otherwise specified	11 Months Ended
Dec. 31, 2012
King [Member]
Business Acquisition [Line Items]
Revenues	$ 1.3